Other Income/Expenses - Summary of Other Income (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other non-operating income [abstract]
Write-off of trade and other payables with expired legal term	₽ 167	₽ 425	₽ 516
Gain on royalty and other proceeds associated with disposal of Bluestone		3	474
Gain on final settlements from subsidiaries' disposal occurred in previous years		3
Gain on forgiveness and restructuring of trade and other payables			447
Other income	72	81	58
Total	₽ 239	₽ 512	₽ 1,495